Income taxes (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Entity Information [Line Items]
Loss before income tax	₩ (2,997,895)	₩ (3,400,181)	₩ (6,141,476)		₩ (8,065,334)
Tax at the statutory income tax rate			(608,006)		(798,468)
Tax-exempt income			(36,427)		(13,673)
Expenses not deductible for tax purposes			215,761		374,340
Changes in unrecognized temporary difference			125,382		683,633
Other			303,290		(245,832)
Income tax expenses
Effective income tax rate	0.00%	0.00%	0.00%	[1]	0.00%	[1]

[1]	The effective tax rate is not calculated as the Company incurred a loss before income taxes for the years ended December 31, 2025 and 2024.